PARENT COMPANY FINANCIAL DATA, Condensed Statements of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities [Abstract]
Net income	$ 404	$ 1,341
Adjustments to reconcile net income to net cash used by operating activities [Abstract]
Accretion of long term subordinated debt issuance costs	71	15
Increase in other assets	109	(11)
Increase in other liabilities	112	(77)
Net cash and cash equivalents provided by operating activities	3,311	3,269
Cash flows from investing activities [Abstract]
Net cash and cash equivalents used in investing activities	(51,845)	(21,284)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock	14	3
Issuance of long-term subordinated debt	0	9,590
Net cash and cash equivalents provided by financing activities	31,441	39,351
Net (decrease) increase in cash and cash equivalents	(17,093)	21,336
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net income	404	1,341
Adjustments to reconcile net income to net cash used by operating activities [Abstract]
Equity in undistributed earnings of subsidiary	(452)	(1,425)
Accretion of long term subordinated debt issuance costs	71	15
Increase in other assets	(656)	(12)
Increase in other liabilities	103	67
Net cash and cash equivalents provided by operating activities	(530)	(14)
Cash flows from investing activities [Abstract]
Investment in subsidiary	0	(8,800)
Net cash and cash equivalents used in investing activities	0	(8,800)
Cash flows from financing activities [Abstract]
Net proceeds from issuance of common stock	14	3
Issuance of long-term subordinated debt	0	9,590
Net cash and cash equivalents provided by financing activities	14	9,593
Net (decrease) increase in cash and cash equivalents	(516)	779
Cash and cash equivalents at beginning of year	779	0
Cash and cash equivalents at end of year	$ 263	$ 779